CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                               November 29, 2016


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


         Re:          First Trust Exchange-Traded Fund IV
                   (Registration Nos. 333-174332, 811-22559)
                ----------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund IV (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement to the Prospectus for the Registrant filed pursuant to Rule 497(e) on November 22, 2016. The Registration Statement relates to First Trust Enhanced Short Maturity ETF, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                                Very truly yours,

                                                CHAPMAN AND CUTLER LLP



                                                By: /s/ Morrison C. Warren
                                                    ---------------------------
                                                        Morrison C. Warren


Enclosures